ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)		1 Months Ended
	Oct. 05, 2020 $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2021	Jul. 20, 2021 shareholder	Jul. 05, 2021 shareholder	Aug. 31, 2017
Issue price (per share) | $ / shares	$ 3.98
American Depository Shares
Shares issued (in shares)	1,507,538
American Depository Shares | Registered Direct Offering
Shares issued (in shares)	1,507,538
Issue price (per share) | $ / shares	$ 3.98
Class A Shares per ADS (in shares)	2
American Depository Shares | Public Offering
Shares issued (in shares)		2,070,000
Issue price (per share) | $ / shares		$ 4.25
Ambow Online
Percentage of equity interest disposed						100.00%
Beijing Le'An
Number of individual shareholders transferred their interest | shareholder					2
Beijing BoheLe | Beijing JFR And Jinan LYZX
Number of individual shareholders entered into agreement | shareholder				2
Jinan WXBRL | Beijing JFR And Jinan LYZX
Ownership interest (as a percent)				100.00%
Two New Individual Shareholders | Beijing Le'An
Percentage of equity interest transferred					100
Subsidiaries | OOOK WOFE
Ownership interest acquired (as a percent)			100.00%
Percentage of ownership			100.00%
Subsidiaries | Ambow Education Inc.
Ownership interest acquired (as a percent)			100.00%
Percentage of ownership			100.00%
Subsidiaries | Beijing BoheLe
Ownership interest acquired (as a percent)			100.00%
Percentage of ownership			100.00%